TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 7,417	$ 4,851
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	1,233	598
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 6,184	$ 4,253